Investments in Master Trust - Employee Benefit Plan, Schedule of Fair Value Hierarchy, the Master Trust's Assets (Details) - EBP 002 [Member] - Master Trust Balances [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	$ 2,955,906,701	$ 2,593,265,364
Level 1 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	293,304,389	313,752,302
Level 2 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Level 3 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Net Asset Value (NAV) [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	2,662,602,312	2,279,513,062
Self-directed brokerage accounts [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	68,568,900	63,933,022
Self-directed brokerage accounts [Member] | Level 1 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	68,568,900	63,933,022
Self-directed brokerage accounts [Member] | Level 2 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Self-directed brokerage accounts [Member] | Level 3 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Self-directed brokerage accounts [Member] | Net Asset Value (NAV) [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Collective trust funds [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	1,796,495,832	1,505,906,782
Collective trust funds [Member] | Level 1 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Collective trust funds [Member] | Level 2 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Collective trust funds [Member] | Level 3 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Collective trust funds [Member] | Net Asset Value (NAV) [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	1,796,495,832	1,505,906,782
Target date collective funds [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	858,158,743	763,362,777
Target date collective funds [Member] | Level 1 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Target date collective funds [Member] | Level 2 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Target date collective funds [Member] | Level 3 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Target date collective funds [Member] | Net Asset Value (NAV) [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	858,158,743	763,362,777
Short-term investment funds [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	7,947,737	10,243,503
Short-term investment funds [Member] | Level 1 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Short-term investment funds [Member] | Level 2 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Short-term investment funds [Member] | Level 3 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Short-term investment funds [Member] | Net Asset Value (NAV) [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	7,947,737	10,243,503
Company common stock [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	224,735,489	249,819,280
Company common stock [Member] | Level 1 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	224,735,489	249,819,280
Company common stock [Member] | Level 2 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Company common stock [Member] | Level 3 [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	0	0
Company common stock [Member] | Net Asset Value (NAV) [Member]
EBP, Master Trust [Line Items]
Total Master Trust assets	[1],[2]	$ 0	$ 0

[1]	The Master Trust holds a portfolio of synthetic guaranteed investment contracts within the PCA Stable Value Fund, which are measured at contract value and are therefore not included in the fair value hierarchy.
[2]	The Plan determined that certain assets held in the Master Trust that do not have readily determinable fair values are measured at fair value using the NAV per share practical expedient and are not classified within the fair value hierarchy.